Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	MEGAN HOLDINGS LIMITED
Entity Central Index Key	0001995075
Entity File Number	001-42869
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	B-01-07, Gateway Corporate Suites
Entity Address, Address Line Two	Gateway Kiaramas, No.1, Jalan Desa Kiara
Entity Address, Address Line Three	50480 Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
Trading Symbol	MGN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	16,250,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Darren Hoo Wei Sern
Entity Address, Address Line One	B-01-07, Gateway Corporate Suites
Entity Address, Address Line Two	Gateway Kiaramas, No.1, Jalan Desa Kiara
Entity Address, Address Line Three	50480 Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+60 3
Local Phone Number	6420 1071